Sales of Goods	12 Months Ended
Dec. 31, 2020
Disclosure of revenue [text block] [Abstract]
Sales of goods
19.	Sales of goods

This caption is made up as follows:

	As of December 31, 2020
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Segments
Sale of cement, concrete and precast	1,023,907	122,109	35,144	-	-	-	1,181,160
Sale of construction supplies	-	-	-	-	82,218	-	82,218
Sale of quicklime	-	-	-	32,473	-	-	32,473
Sale of other	-	-	-	-	-	483	483

	1,023,907	122,109	35,144	32,473	82,218	483	1,296,334

Moment of the revenue recognition
Goods transferred at a point in time	1,023,907	122,109	35,144	32,473	82,218	483	1,296,334

	As of December 31, 2019
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Segments
Sale of cement, concrete and precast	1,065,857	197,268	25,909	-	-	-	1,289,034
Sale of construction supplies	-	-	-	-	67,225	-	67,225
Sale of quicklime	-	-	-	36,109	-	-	36,109
Sale of other	-	-	-	-	-	333	333

	1,065,857	197,268	25,909	36,109	67,225	333	1,392,701

Moment of the revenue recognition
Goods transferred at a point in time	1,065,857	197,268	25,909	36,109	67,225	333	1,392,701

	As of December 31, 2018
	Cement	Concrete	Precast	Quicklime	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Segments
Sale of cement, concrete and precast	976,195	136,307	22,414	-	-	-	1,134,916
Sale of construction supplies	-	-	-	-	68,762	-	68,762
Sale of quicklime	-	-	-	57,564	-	-	57,564
Sale of other	-	-	-	-	-	1,692	1,692

	976,195	136,307	22,414	57,564	68,762	1,692	1,262,934

Moment of the revenue recognition
Goods transferred at a point in time	976,195	136,307	22,414	57,564	68,762	1,692	1,262,934

For all segments, performance obligations are met at the time of delivery of the goods and the terms of payment are usually between 30 and 90 days from the date of dispatch.